SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [x]; Amendment Number: _1__
This Amendment (Check only one.): [x] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Zuckerman Investment Group (formerly Asset Management Investors, LLC)
Address: 155 North Wacker Drive, Suite 1700
	 Chicago, IL 60606

Form 13F File Number: 28-12893

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Daniel Zuckerman
Title: President
Phone: (312) 948-8002
Signature, Place, and Date of Signing:
/s/Daniel Zuckerman   Chicago, IL   8/26/2011

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Report Summary:
Number of Included Managers: 1
Form 13F Information Table Entry Total: 18
form 13F Information Table Value Total: $35,913
					(thousands)

List of Other Managers Reporting for this Manager: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101      290     4822 SH       Sole                     4822
AmerisourceBergen Corp.        COM              03073e105     3006   169450 SH       Sole                   169450
Berkshire Hathaway - Cl B      COM              084670207      599      207 SH       Sole                      207
Biosante Pharmaceuticals       COM              09065V203       25    12700 SH       Sole                    12700
Capital Southwest Corp.        COM              140501107     4176    57720 SH       Sole                    57720
Cisco Systems Inc.             COM              17275r102      229    12290 SH       Sole                    12290
Conocophillips                 COM              20825C104      435    10348 SH       Sole                    10348
Diageo PLC Sponsored ADR       COM              25243Q205      848    14810 SH       Sole                    14810
Grainger WW Inc.               COM              384802104      262     3200 SH       Sole                     3200
Johnson & Johnson              COM              478160104      264     4652 SH       Sole                     4652
Microsoft Corp.                COM              594918104     5721   240700 SH       Sole                   240700
Motorola Inc.                  COM              620076109     5803   875240 SH       Sole                   875240
Petsmart Inc.                  COM              716768106     5634   262555 SH       Sole                   262555
Pfizer Inc.                    COM              717081103      156    10410 SH       Sole                    10410
Procter & Gamble Co Com        COM              742718109      335     6555 SH       Sole                     6555
Speedway Motorsports           COM              847788106     1452   105500 SH       Sole                   105500
Symantec Corp.                 COM              871503108     1617   103800 SH       Sole                   103800
Viad Corp.                     COM              92552R406     5061   293889 SH       Sole                   293889